Document And Entity Information	Sep. 19, 2022
Document Information [Line Items]
Entity, Registrant Name	HyreCar Inc.
Document, Type	S-1
Entity, Incorporation, State or Country Code	DE
Entity, Tax Identification Number	47-2480487
Entity, Address, Address Line One	915 Wilshire Blvd, Suite 1950
Entity, Address, City or Town	Los Angeles
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	90017
City Area Code	888
Local Phone Number	688-6769
Entity, Filer Category	Non-accelerated Filer
Entity, Small Business	true
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001713832